GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
GOODWILL
Schedule of goodwill

	December 31,
	2021	2022
	RMB	RMB

Cost	16,455	14,325
Less: Accumulated impairment losses	(7,861)	(7,861)
	8,594	6,464

Schedule of goodwill allocated to cash-generating units

		December 31,
		2021	2022
	PRINCIPAL ACTIVITIES	RMB	RMB

Sinopec Zhenhai Refining and Chemical Branch	Manufacturing of intermediate petrochemical products and petroleum products	4,043	4,043
Sinopec Beijing Yanshan Petrochemical Branch	Manufacturing of intermediate petrochemical products and petroleum products	1,004	1,004
Shanghai SECCO	Production and sale of petrochemical products	2,541	—
Other units without individually significant goodwill		1,006	1,417
		8,594	6,464